Related Party Transactions with Officers and Directors (Details) - Chief Executive Officer and President $ / shares in Units, shares in Thousands	Aug. 22, 2025 USD ($) item installment $ / shares shares
Related Party Transactions with Officers and Directors
Annual base salary | $	$ 990,000
Incentive compensation | $	$ 1,252,741
Number of hours of personal flight time | item	100
Number of hours of personal flight time that can be rolled over | item	25
Maximum number of hours of personal flight time | item	150
Performance based restricted stock units
Related Party Transactions with Officers and Directors
Grant value | $	$ 626,371
Share-based payment arrangement, option | Series C GCI Group common stock
Related Party Transactions with Officers and Directors
Grant of options to purchase | shares	814
Exercise price | $ / shares	$ 37.85
Scheduled to vest equal installments | installment	3